Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Other receivables	$ 21,204	$ 31,225
Deferred tax assets	19,566	13,334
Intangible assets	1,547,830	1,359,657
Property, plant and equipment	91,141	97,063
Right-of-use assets	187,640	195,549
Investments	218,977	17,937
Investments in associates	138	69
Total non-current assets	2,086,496	1,714,834
Current assets
Inventories	345,969	255,664
Trade and other receivables	492,565	374,706
Current tax assets	16,193	10,201
Short-term investments	0	99,971
Derivative financial assets	472	8,010
Cash and cash equivalents	734,221	1,363,128
Total current assets	1,589,420	2,111,680
Total assets	3,675,916	3,826,514
Non-current liabilities
Provisions	12,166	60,545
Deferred tax liabilities	127,348	156,025
Lease liabilities	178,247	180,915
Employee benefit obligations	2,930	12,948
Derivative financial liabilities	206,564	872,428
Borrowings	892,700	515,804
Put and call option liabilities	169,218	836,609
Other financial liabilities	298,244	13,367
Total non-current liabilities	1,887,417	2,648,641
Current liabilities
Trade and other payables	740,848	806,406
Provisions	12,053	14,585
Current tax liability	6,075	5,189
Lease liabilities	36,996	33,594
Employee benefit obligations	2,403	8,296
Derivative financial liabilities	22,041	21,118
Put and call option liabilities	26,029	8,321
Other financial liabilities	36,433	9,748
Total current liabilities	882,878	907,257
Total liabilities	2,770,295	3,555,898
Equity
Equity attributable to owners of the parent	748,214	88,608
Non-controlling interests	157,407	182,008
Total equity	905,621	270,616
Total equity and liabilities	$ 3,675,916	$ 3,826,514